Income Taxes - Additional Information (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Income Taxes
Change in valuation allowance	$ 201,424	$ 201,424	$ 32,400
Operating Loss Carryforwards			$ 154,280